TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

17.TRADE ACCOUNTS PAYABLE

	December 31,	December 31,
	2020	2019
In local currency
Related party (note 11.1) (1)	2,849	2,477
Third party	1,865,632	1,288,775
In foreign currency
Third party (2)	492,617	1,085,207
	2,361,098	2,376,459
1)	The balance refers to transactions with Ibema and Nemonorte, entities that are not consolidated by the Company.
2)

The Company had a take or pay agreement with Klabin S.A., following the requirements imposed by the European Union's competition authority, this contract expired in July 2019. On December 31, 2019, the amount of R$936,887 in the consolidated refers to purchases of Klabin's pulp.